UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California         February 12, 2002
-----------------------          ---------------------         -----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $44,666
                                        (thousands)

List of Other Included Managers:        NONE

                                                      FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
Actuate Corporation          Common         00508B102       153   29,000     SH          Sole             29,000       0      0
Altera Corporation           Common         021441100     1,485   70,000     SH          Sole             70,000       0      0
AOL Time Warner Inc          Common         00184A105     3,704  115,400     SH          Sole            115,400       0      0
Broadcom Corporation         Common         111320107       817   20,000     SH          Sole             20,000       0      0
Cisco Systems, Inc.          Common         17275R102     1,268   70,000     SH          Sole             70,000       0      0
Dell Computer Corporation    Common         247025109     1,087   40,000     SH          Sole             40,000       0      0
E.piphany, Inc.              Common         26881V100     1,829  210,000     SH          Sole            210,000       0      0
eBay, Inc.                   Common         278642103     2,342   35,000     SH          Sole             35,000       0      0
Flextronics Intl. Ltd.       Common         Y2573F102     1,799   75,000     SH          Sole             75,000       0      0
I2 Technologies, Inc.        Common         465754109     1,201  152,000     SH          Sole            152,000       0      0
Informatica Corp.            Common         45666Q102     1,306   90,000     SH          Sole             90,000       0      0
Intel Corporation            Common         458140100     1,887   60,000     SH          Sole             60,000       0      0
Juniper Networks, Inc.       Common         48203R104       379   20,000     SH          Sole             20,000       0      0
KLA-Tencor Corporation       Common         482480100       991   20,000     SH          Sole             20,000       0      0
Linear Technology Corp.      Common         535678106     2,928   75,000     SH          Sole             75,000       0      0
Maxim Integrated Products, I Common         57772K101     1,050   20,000     SH          Sole             20,000       0      0
McDATA Corporation           Common         580031201       502   20,000     SH          Sole             20,000       0      0
Microsoft Corporation        Common         594918104     1,988   30,000     SH          Sole             30,000       0      0
Nasdaq-100 Index Tracking St Common         631100104     2,724   70,000     SH          Sole             70,000       0      0
NetScreen Technologies, Inc. Common         64117V107        22    1,000     SH          Sole              1,000       0      0
Network Appliance, Inc.      Common         64120L104       875   40,000     SH          Sole             40,000       0      0
Novellus Systems, Inc.       Common         670008101     1,184   30,000     SH          Sole             30,000       0      0
Powerwave Technologies, Inc. Common         739363109     1,123   65,000     SH          Sole             65,000       0      0
Qlogic Corporation           Common         747277101       445   10,000     SH          Sole             10,000       0      0
QUALCOMM Incorporated        Common         747525103     2,020   40,000     SH          Sole             40,000       0      0
RF Micro Devices, Inc.       Common         749941100       962   50,000     SH          Sole             50,000       0      0
SAP AG                       Common         803054204     1,277   40,000     SH          Sole             40,000       0      0
Merrill Lynch Semiconductor HCommon         749941100       837   20,000     SH          Sole             20,000       0      0
SonicWALL, Inc.              Common         749941100       389   20,000     SH          Sole             20,000       0      0
Sun Microsystems, Inc.       Common         749941100       492   40,000     SH          Sole             40,000       0      0
Support.com, Inc.            Common         868587106       408   65,000     SH          Sole             65,000       0      0
TEXAS INSTRUMENTS INC.       Common         882508104     2,660   95,000     SH          Sole             95,000       0      0
Ticketmaster                 Common         88633P203     1,147   70,000     SH          Sole             70,000       0      0
Vignette Corporation         Common         926734104       107   20,000     SH          Sole             20,000       0      0
WebEx Communications, Inc.   Common         94767A103       497   20,000     SH          Sole             20,000       0      0
Xilinx Inc.                  Common         983919101       781   20,000     SH          Sole             20,000       0      0

                                                Total    44,666
